Operating Segments (Details) - Schedule of Operating Segments - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
External			$ 1,347
Inter-segment
Total			1,347
Segment loss (gain)			8,287	5,768	3,293
Company’s share of losses of company accounted for at equity, net			109
Finance expense (income), net			(5,818)	21	242
Tax expense			14
Loss	$ 2,932	$ 5,759	2,592	5,789	3,535
Segment Assets			10,605	9,916
Segment Liabilities			4,156	1,775
Drug Development [Member]
Revenues
External
Inter-segment
Total
Segment loss (gain)			8,405	5,768	3,293
Segment Assets			9,664	9,916
Segment Liabilities			4,021	1,775
Online Sales [Member]
Revenues
External			1,347
Inter-segment
Total			1,347
Segment loss (gain)			(118)
Segment Assets			941
Segment Liabilities			$ 135